Series A Preferred Stock and Common Stock Purchase Warrants (Details) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 21, 2021	Dec. 20, 2021	Dec. 14, 2021	Sep. 13, 2021	May 20, 2021	Dec. 20, 2021	May 20, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Dec. 08, 2021	Nov. 24, 2021	Jun. 30, 2021	Jun. 24, 2021
Series A Preferred Stock and Common Stock Purchase Warrants (Details) [Line Items]
Aggregate purchase price					$ 20,000,000	$ 20,000,000	$ 20,000,000
Preferred stock, shares		20,000				20,000
Purchase warrant						$ 1,000
Share purchase						2,018,958
Warrants exercise price		$ 9.9061				$ 9.9061		$ 9.9061	$ 9.9061
Dividend equal percentage				8.00%
Series A preferred stock value				$ 80,000
Stated value				$ 1,080,000
Percentage of annum dividend				18.00%
Convertible preferred stock price		125.00%
Common stock shares	20,190											869,828
Issuance of warrants purchased shares								2,018,958	2,018,958
Warrant term									3 years
Expired term									Dec. 20, 2024
Ownership percentage									9.99%
Preferred stock per share													$ 10.61	$ 5.5
Carrying amount									$ 154,000
Issuance of fair value warrants									$ 11,300,000
Sale of purchase shares					20,000
Preferred shares value					$ 1,000,000
Preferred stock description						On December 20, 2021, we issued 20,000 shares of Preferred Stock at $1,000 per share and a common stock purchase warrant to purchase 2,018,958 shares of common stock at an initial exercise price of $9.9061 to 3i, LP for an aggregate purchase price of $20 million.
Dividend value				$ 2,500,000
Conversion percentage								125.00%
Fund warrant terms, description								(i)The warrants have and term of three years and expire on December 20, 2024; (ii)The exercise of the warrants are subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice
Converted shares								746,276
Agreed floor price								$ 452,000
Accrued liabilities								134,000
Additional paid in capital								$ 134,000
In addition, because description								Additionally, because the Company’s average daily dollar volume of stock trading was less than $2.5 million during a ten-day period in January 2022, the Company has recorded a one-time deemed dividend of 8% in the amount of $1,572 on preferred stock converted between February 1, 2022 and March 31, 2022 and the balance of preferred stock outstanding as at March 31, 2022 as an increase to the value of the convertible preferred stock and a reduction of additional paid in capital.	a)Fees payable include 5% of the $10,100 Commitment in 2 equal installments of $252, paid on the disbursement of each of the first and second Tranches; and a further 5% of the principal of the notes is to be deducted from the payment of each Tranche. b)The loan is due for repayment in full 12 months from the date of issuance; or immediately repayable in the event of default, a change of control or a material adverse event. The Investor may in its sole discretion decide to convert the Loan in full or in part (in multiples of $4 (SEK 25) in 1,000’s) into new shares. c)The Conversion Price of the Notes is 95% of the lowest closing volume weighted average price as reported by Bloomberg (“VWAP”) of the shares during the applicable pricing period preceding the conversion date. Conversion of the Loan Amount shall be made at a rate equal to the Conversion Price. The Conversion Price cannot be below par value. The number of new Shares issued by the Company to the Investor upon conversion of the Loan Amount shall be calculated as the Loan Amount divided by the Conversion Price. If the Conversion Price is equal to or less than $0.01 (0.05 DKK), the Investor will not be required to convert such Note. If the Investor (contrary to the clear intention in the Agreement) claims repayment of one or more Tranches and not to convert into Shares the Company shall be entitled to deduct the commitment fee in connection with the repayment. d)Default interest accrues on the overdue amount from the due date up to the date of actual payment at 8% per annum; calculated on a 360 day year and accrues and compounds on a daily basis.
Fair value of warrants								$ 2,265,000	$ 11,273
Warrant [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) [Line Items]
Ownership percentage									4.99%
Series A Preferred Stock [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) [Line Items]
Purchase agreement							20,000
Fixed conversion price of share					$ 1,000		$ 1,000	$ 9.9061	$ 9.9061
Preferred stock shares								1,973
Preferred stock, par value									$ 0.0001
Series A preferred stock description								The Series A Preferred Stock has a liquidation preference equal to an amount per Series A Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Warrants, which was sold concurrent with the Series A Preferred Stock) with respect to the outstanding portion of all Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount of such Series A Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Preferred Stock into common stock immediately prior to the date of such payment, and will be entitled to convert into shares of common stock at an initial fixed conversion price of $9.9061 per share, subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice. Under the terms of the COD, the initial fixed conversion price of the Series A Preferred Stock is $9.9061, subject to adjustment. In the event that (i) the average of the VWAP of the Company’s shares for each of the five (5) trading days immediately preceding the date of delivery is less than the fixed conversion price of $9.9061 (a “Price Failure”), or (ii) the sum of (x) the aggregate daily dollar trading volume (as reported on Bloomberg) of our common stock on Nasdaq during the ten (10) trading day period ending on the trading day immediately preceding such date of determination, divided by (y) ten (10), is less than $1,500,000 (a (“Volume Maximum Failure”), each share of Series A Preferred Stock is entitled to convert at a price equal to 90% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding the date of delivery divided by two (2) (the “90% Conversion Price”), but not less than the Floor Price (as defined in the COD), or, at the time of such Price Failure or Volume Maximum Failure, the sum of the average daily U.S. Dollar volume for our common stock during the ten (10) days previous to conversion divided by ten (10) is less than $2 million then each share of Series A Preferred Stock is entitled to convert at the lower of the fixed conversion price or a price equal to 80% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding delivery divided by two (2) (the “80% Conversion Price”), but not less than the Floor Price (such 80% Conversion Price or 90% Conversion Price, as the case may be, the “Alternate Conversion Price”). In addition, the COD provides for an adjustment to the conversion price and exercise of the Warrant in the event of a “new issuance” of our common stock, or common stock equivalents, at a price less than the applicable conversion price of the Series A Preferred Stock or exercise price of the Warrant. The adjustment is a “full ratchet” adjustment in the conversion price of the Series A Preferred Stock equal to the lower of the new issuance price or the then existing conversion price of the Series A Preferred Stock with few exceptions. Furthermore, if we fail to maintain an adequate number of authorized and unissued shares of our common stock in reserve and we are unable to deliver shares or our common stock upon conversion of the Preferred Stock, we may be required to redeem the shares we were unable to deliver at a price equal to the highest closing price of our common stock during the time between the failure to deliver shares of our common stock and the redemption date.If certain defined “triggering events” defined in the COD occur, such as a breach of the Registration Rights Agreement (specifically the Company’s Form S-1 as filed on SEC Edgar on September 13, 2021 and subsequently amended), suspension of trading, or our failure to convert the Series A Preferred Stock into common stock when a conversion right is exercised, failure to issue our common stock when the Warrant is exercised, failure to declare and pay to any holder any dividend on any dividend date, or upon a “bankruptcy triggering event” (as defined in the COD), then we may be required to redeem the Series A Preferred Stock for cash in the amount of up to a minimum of 125% of their Conversion Amount (as defined in the COD). In addition, if thirty (30) days after our common stock commences trading on the Nasdaq Stock Market the sum of the average daily dollar volume for the ten (10) days previous to conversion divided by ten (10) is less than $2.5 million, then the Series A Preferred Stock will be entitled to a one-time dividend equal to an 8% increase in the stated value of the Series A Preferred Stock, or an $80 dollar increase per share in stated value, resulting in a stated value of $1,080 (one thousand and eighty dollars) per Series A Preferred Stock. Additionally, if any of the triggering events are not addressed on a timely basis, we could be liable to pay and 18% per annum dividend. On April 29, 2022, the Company experienced a triggering event as defined in the COD. In the event that the Company experiences a “Change of Control” (as defined in the COD), the Company may also be required to redeem the Preferred Shares for cash at a minimum of 125% of their Conversion Amount. Holders of Series A Preferred Stock will have no voting rights, except as required by law and as expressly provided in the COD. (b) 3i Warrant Terms Concurrently with the issuance of our Preferred Stock, the Company issued warrants to purchase 2,018,958 shares of the Company’s common stock at an exercise price of $9.9061 per share, subject to adjustments (“3i Warrants”). The material terms of the 3i Warrants are as follows: (i) The warrants have and term of three years and expire on December 20, 2024; (ii) The exercise of the warrants are subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice; (iii) The exercise price and the number of 3i Warrant shares issuable upon the exercise of the 3i Warrants are subject to adjustment, as follows: o In the event of a stock dividend, stock split or stock combination recapitalization or other similar transaction involving the Company’s common stock the exercise price will be multiplied by a fraction of which the numerator shall be the number of shares of Common Stock outstanding immediately before such event and of which the denominator shall be the number of shares of Common Stock outstanding immediately after such event; o If the Company sells or issues any shares of common stock, options, or convertible securities at an exercise price less than a price equal to the Warrant exercise price in effect immediately prior to such sale (a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the exercise price then in effect shall be reduced to an amount equal to the new issuance price; o Simultaneously with any adjustment to the exercise price, the number of 3i Warrant shares that may be purchased upon exercise of the 3i Warrant shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable hereunder for the adjusted number of 3i Warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment (without regard to any limitations on exercise) and; o Voluntary adjustment for the Company to any amount and for any period deemed appropriate by the board of directors of the Company. (iv) In the event of either the Company consolidating or merging with or into another entity (the “Fundamental Transaction”), the sale or assignment of substantially all of the Company’s subsidiaries, or a Triggering Event (as defined in the COD), the holder is entitled to require the Company to pay the holder an amount in cash equal to the Black-Scholes value of the 3i Warrants on or prior to the later of the second trading after the date of request for payment and the date of consummation of the Fundamental Transaction; or at any time after the occurrence of the Triggering Event. (c) Accounting i. Series A Convertible Preferred Stock The Company evaluated the Series A Convertible Preferred Stock under ASC 480-10 to determine whether it represents an obligation that would require the Company to classify the instrument as a liability and determined that the Series A Convertible Preferred Stock is not a liability pursuant to ASC 480-10. Management then evaluated the instrument pursuant to ASC 815 and determined that because the holders of the Series A Convertible Preferred Stock may be entitled to receive cash, the Series A Convertible Preferred stock should be recorded as mezzanine equity given the cash redemption right that is within the holder’s control. Generally, preferred stock that are currently redeemable should be adjusted to their redemption amount at each balance sheet date. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value when redemption becomes probable to occur. ii. 3i Warrants The 3i Warrants were identified as a freestanding financial instrument and are within the scope of ASC 480-10. Liability-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are recognized through earnings for as long as the contracts continue to be classified as a liability. The measurement of fair value is determined utilizing an appropriate valuation model considering all relevant assumptions current at the date of issuance and at each reporting period (i.e.	The Series A Preferred Stock has a liquidation preference equal to an amount per Series A Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Warrants, which was sold concurrent with the Series A Preferred Stock) with respect to the outstanding portion of all Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount of such Series A Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Preferred Stock into common stock immediately prior to the date of such payment, and will be entitled to convert into shares of common stock at an initial fixed conversion price of $9.9061 per share, subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice.
Conversion price preferred stock description								In the event that (i) the average of the VWAP of the Company’s shares for each of the five (5) trading days immediately preceding the date of delivery is less than the fixed conversion price of $9.9061 (a “Price Failure”), or (ii) the sum of (x) the aggregate daily dollar trading volume (as reported on Bloomberg) of our common stock on Nasdaq during the ten (10) trading day period ending on the trading day immediately preceding such date of determination, divided by (y) ten (10), is less than $1,500,000 (a (“Volume Maximum Failure”), each share of Series A Preferred Stock is entitled to convert at a price equal to 90% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding the date of delivery divided by two (2) (the “90% Conversion Price”), but not less than the Floor Price (as defined in the COD), or, at the time of such Price Failure or Volume Maximum Failure, the sum of the average daily U.S. Dollar volume for our common stock during the ten (10) days previous to conversion divided by ten (10) is less than $2 million then each share of Series A Preferred Stock is entitled to convert at the lower of the fixed conversion price or a price equal to 80% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding delivery divided by two (2) (the “80% Conversion Price”), but not less than the Floor Price (such 80% Conversion Price or 90% Conversion Price, as the case may be, the “Alternate Conversion Price”). In addition, the COD provides for an adjustment to the conversion price and exercise of the Warrant in the event of a “new issuance” of our common stock, or common stock equivalents, at a price less than the applicable conversion price of the Series A Preferred Stock or exercise price of the Warrant. The adjustment is a “full ratchet” adjustment in the conversion price of the Series A Preferred Stock equal to the lower of the new issuance price or the then existing conversion price of the Series A Preferred Stock with few exceptions. Furthermore, if we fail to maintain an adequate number of authorized and unissued shares of our common stock in reserve and we are unable to deliver shares or our common stock upon conversion of the Preferred Stock, we may be required to redeem the shares we were unable to deliver at a price equal to the highest closing price of our common stock during the time between the failure to deliver shares of our common stock and the redemption date.	In the event that (i) the average of the VWAP of the Company’s shares for each of the five (5) trading days immediately preceding the date of delivery is less than the fixed conversion price of $9.9061 (a “Price Failure”), or (ii) the sum of (x) the aggregate daily dollar trading volume (as reported on Bloomberg) of our common stock on Nasdaq during the ten (10) trading day period ending on the trading day immediately preceding such date of determination, divided by (y) ten (10), is less than $1,500,000 (a (“Volume Maximum Failure”), each share of Series A Preferred Stock is entitled to convert at a price equal to 90% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding the date of delivery divided by two (2) (the “90% Conversion Price”), but not less than the Floor Price (as defined in the COD), or, at the time of such Price Failure or Volume Maximum Failure, the sum of the average daily U.S. Dollar volume for our common stock during the ten (10) days previous to conversion divided by ten (10) is less than $2 million then each share of Series A Preferred Stock is entitled to convert at the lower of the fixed conversion price or a price equal to 80% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding delivery divided by two (2) (the “80% Conversion Price”), but not less than the Floor Price (such 80% Conversion Price or 90% Conversion Price, as the case may be, the “Alternate Conversion Price”). In addition, the COD provides for an adjustment to the conversion price and exercise of the Warrant in the event of a “new issuance” of our common stock, or common stock equivalents, at a price less than the applicable conversion price of the Series A Preferred Stock or exercise price of the Warrant. The adjustment is a “full ratchet” adjustment in the conversion price of the Series A Preferred Stock equal to the lower of the new issuance price or the then existing conversion price of the Series A Preferred Stock with few exceptions. Furthermore, if we fail to maintain an adequate number of authorized and unissued shares of our common stock in reserve and we are unable to deliver shares or our common stock upon conversion of the Preferred Stock, we may be required to redeem the shares we were unable to deliver at a price equal to the highest closing price of our common stock during the time between the failure to deliver shares of our common stock and the redemption date.If certain defined “triggering events” defined in the COD occur, such as a breach of the Registration Rights Agreement (specifically the Company’s Form S-1 as filed on SEC Edgar on September 13, 2021 and subsequently amended), suspension of trading, or our failure to convert the Series A Preferred Stock into common stock when a conversion right is exercised, failure to issue our common stock when the Warrant is exercised, failure to declare and pay to any holder any dividend on any dividend date, or upon a “bankruptcy triggering event” (as defined in the COD), then we may be required to redeem the Series A Preferred Stock for cash in the amount of up to a minimum of 125% of their Conversion Amount (as defined in the COD). In addition, if thirty (30) days after our common stock commences trading on the Nasdaq Stock Market the sum of the average daily dollar volume for the ten (10) days previous to conversion divided by ten (10) is less than $2.5 million, then the Series A Preferred Stock will be entitled to a one-time dividend equal to an 8% increase in the stated value of the Series A Preferred Stock, or an $80 dollar increase per share in stated value, resulting in a stated value of $1,080 (one thousand and eighty dollars) per Series A Preferred Stock.
Preferred stock shares exercised	200
Preferred stock outstanding									19,800
Ownership percentage									70.00%	72.50%
Convertible exercised option	200
Preferred stock per share	$ 20,190
Additional paid in capital		$ 74,000
Outstanding shares								17,827
Series A Convertible Preferred Stock [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) [Line Items]
Preferred stock shares											20,000
Preferred stock, par value											$ 0.0001
Privileges and restrictions of shares			20,000